INVESTMENT IN JOINT VENTURE (Detail Textuals) - Pure Sunfarms - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash contributed in joint venture	$ 20,000,000
Amount payable to joint venture	0	$ 4,000,000
Amount of demand loan given to joint ventures	$ 13,000,000
Interest rate of demand loan given to joint ventures	6.20%